UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     February 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $302,485 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     4972     5199 SH       SOLE                     5199        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776      461    18483 SH       SOLE                    18483        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     9873   386910 SH       SOLE                   386910        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362      679    26419 SH       SOLE                    26419        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    14499      564 SH       SHARED                      0      564        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    24359   965766 SH       SOLE                   965766        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511      409    16118 SH       SOLE                    16118        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    14743      580 SH       SHARED                      0      580        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776     5501      222 SH       SHARED                      0      222        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    29182  1183230 SH       SOLE                  1183230        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     7442      319 SH       SHARED                      0      319        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390      370    15873 SH       SOLE                    15873        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1143    49671 SH       SOLE                    49671        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    25472  2591300 SH       SOLE                  2591300        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    47990  2960500 SH       SOLE                  2960500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1795   104000 SH       SOLE                   104000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    32042  2003901 SH       SOLE                  2003901        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    29885     1305 SH       SHARED                      0     1305        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604      505    22048 SH       SOLE                    22048        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    34470  1514287 SH       SOLE                  1514287        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      532     5000 SH       SOLE                     5000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      809    54563 SH       SOLE                    54563        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    15352    15344 SH       SOLE                    15344        0        0